CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss Relating to House Price Index £ in Millions	Dec. 31, 2018 GBP (£)
HPI 10pp Increase [member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss Relating to House Price Index [Line Items]
ECL impact, £m	£ (114)
HPI 10pp Decrease [member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss Relating to House Price Index [Line Items]
ECL impact, £m	£ 154